UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of September 30, 2013 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks – 99.6% of Net Assets

	Aerospace & Defense – 2.7%
530,563	Boeing Co. (The)(b)	$62,341,152
679,251	Honeywell International, Inc.(b)	56,405,003
334,122	Raytheon Co.(b)	25,750,783
572,828	United Technologies Corp.(b)	61,762,315

		206,259,253

	Air Freight & Logistics – 0.9%
737,846	United Parcel Service, Inc., Class B(b)	67,416,989

	Auto Components – 0.1%
162,452	Cooper Tire & Rubber Co.(b)	5,003,522

	Automobiles – 0.3%
1,470,521	Ford Motor Co.(b)	24,807,689

	Beverages – 2.4%
2,297,800	Coca-Cola Co. (The)(b)	87,040,664
200,999	Monster Beverage Corp.(b)(c)	10,502,198
1,136,297	PepsiCo, Inc.(b)	90,335,611

		187,878,473

	Biotechnology – 2.2%
630,901	Amgen, Inc.(b)	70,623,058
147,871	Biogen Idec, Inc.(b)(c)	35,601,422
974,698	Gilead Sciences, Inc.(b)(c)	61,250,022
55,200	Vertex Pharmaceuticals, Inc.(b)(c)	4,185,264

		171,659,766

	Capital Markets – 2.1%
11,536	Affiliated Managers Group, Inc.(c)	2,106,935
1,664,292	Charles Schwab Corp. (The)(b)	35,183,133
358,564	Eaton Vance Corp.(b)	13,923,040
303,116	Goldman Sachs Group, Inc. (The)(b)	47,955,982
498,077	Legg Mason, Inc.(b)	16,655,695
923,144	Morgan Stanley(b)	24,878,731
393,287	TD Ameritrade Holding Corp.(b)	10,296,253
239,841	Waddell & Reed Financial, Inc., Class A(b)	12,347,015

		163,346,784

	Chemicals – 2.2%
915,637	Dow Chemical Co. (The)(b)	35,160,461
584,530	E.I. du Pont de Nemours & Co.(b)	34,230,077
295,691	Eastman Chemical Co.(b)	23,034,329
347,031	LyondellBasell Industries NV, Class A(b)	25,413,080
284,575	Monsanto Co.(b)	29,701,093
369,523	Olin Corp.(b)	8,524,895
96,278	Potash Corp. of Saskatchewan, Inc.(b)	3,011,576
321,996	RPM International, Inc.(b)	11,656,255

		170,731,766

Shares	Description	Value (†)
Common Stocks – continued

	Commercial Banks – 2.6%
169,647	Associated Banc-Corp	$2,627,832
130,602	FirstMerit Corp.(b)	2,835,370
175,126	Old National Bancorp	2,486,789
1,643,946	US Bancorp(b)	60,135,545
3,214,473	Wells Fargo & Co.(b)	132,822,024

		200,907,560

	Commercial Services & Supplies – 0.6%
230,985	ADT Corp. (The)(b)(c)	9,391,850
380,502	R.R. Donnelley & Sons Co.(b)	6,011,932
355,932	Tyco International Ltd.(b)	12,450,501
471,332	Waste Management, Inc.(b)	19,437,732

		47,292,015

	Communications Equipment – 1.6%
2,721,096	Cisco Systems, Inc.(b)	63,728,068
238,994	Motorola Solutions, Inc.(b)	14,191,464
611,389	QUALCOMM, Inc.(b)	41,183,163
380,800	Telefonaktiebolaget LM Ericsson, Sponsored ADR(b)	5,083,680

		124,186,375

	Computers & Peripherals – 3.6%
464,160	Apple, Inc.(b)	221,288,280
1,047,106	EMC Corp.(b)	26,764,029
1,027,923	Hewlett-Packard Co.(b)	21,565,825
220,600	Seagate Technology PLC(b)	9,649,044

		279,267,178

	Consumer Finance – 0.9%
571,995	American Express Co.(b)	43,197,062
476,581	Discover Financial Services(b)	24,086,404

		67,283,466

	Containers & Packaging – 0.4%
255,855	Avery Dennison Corp.(b)	11,134,810
477,338	MeadWestvaco Corp.(b)	18,320,232
116,207	Sonoco Products Co.(b)	4,525,101

		33,980,143

	Distributors – 0.3%
291,718	Genuine Parts Co.(b)	23,597,069

	Diversified Financial Services – 5.4%
4,288,173	Bank of America Corp.(b)	59,176,787
857,894	Berkshire Hathaway, Inc., Class B(b)(c)	97,379,548
1,982,840	Citigroup, Inc.(b)	96,187,569
455,760	CME Group, Inc., Class A(b)	33,671,549
2,299,377	JPMorgan Chase & Co.(b)	118,854,797
224,684	NYSE Euronext(b)	9,432,234

		414,702,484

	Diversified Telecommunication Services – 2.6%
3,298,624	AT&T, Inc.(b)	111,559,463
689,306	Frontier Communications Corp.(b)	2,874,406

Shares	Description	Value (†)
Common Stocks – continued

	Diversified Telecommunication Services – continued
1,928,130	Verizon Communications, Inc.(b)	$89,966,546

		204,400,415

	Electric Utilities – 1.3%
1,061,353	Duke Energy Corp.(b)	70,877,153
78,779	Hawaiian Electric Industries, Inc.	1,977,353
327,410	OGE Energy Corp.(b)	11,816,227
714,976	Pepco Holdings, Inc.(b)	13,198,457

		97,869,190

	Electrical Equipment – 1.2%
560,318	Eaton Corp. PLC(b)	38,572,291
627,717	Emerson Electric Co.(b)	40,613,290
103,018	Hubbell, Inc., Class B(b)	10,790,105

		89,975,686

	Electronic Equipment, Instruments & Components – 0.4%
1,022,475	Corning, Inc.(b)	14,917,910
271,907	TE Connectivity Ltd.(b)	14,079,345

		28,997,255

	Energy Equipment & Services – 2.4%
522,784	Baker Hughes, Inc.(b)	25,668,694
59,772	CARBO Ceramics, Inc.(b)	5,924,003
140,594	Diamond Offshore Drilling, Inc.(b)	8,761,818
842,919	Halliburton Co.(b)	40,586,550
535,148	Patterson-UTI Energy, Inc.(b)	11,441,464
906,399	Schlumberger Ltd.(b)	80,089,416
77,110	Seadrill Ltd.	3,476,119
125,788	Tidewater, Inc.(b)	7,457,970

		183,406,034

	Food & Staples Retailing – 1.6%
865,302	CVS Caremark Corp.(b)	49,105,889
1,037,944	Wal-Mart Stores, Inc.(b)	76,766,338

		125,872,227

	Food Products – 1.4%
923,763	ConAgra Foods, Inc.(b)	28,026,970
534,694	Kraft Foods Group, Inc.(b)	28,039,353
1,618,653	Mondelez International, Inc., Class A(b)	50,858,077

		106,924,400

	Gas Utilities – 0.6%
71,995	AGL Resources, Inc.(b)	3,313,930
190,728	National Fuel Gas Co.(b)	13,114,457
444,276	Oneok, Inc.(b)	23,688,796
132,988	WGL Holdings, Inc.(b)	5,679,918

		45,797,101

	Health Care Equipment & Supplies – 2.1%
1,200,093	Abbott Laboratories(b)	39,831,087
500,861	Baxter International, Inc.(b)	32,901,559
1,386,881	Boston Scientific Corp.(b)(c)	16,281,983

Shares	Description	Value (†)
Common Stocks – continued

	Health Care Equipment & Supplies – continued
291,091	Covidien PLC(b)	$17,739,086
42,024	Intuitive Surgical, Inc.(b)(c)	15,812,370
736,277	Medtronic, Inc.(b)	39,206,750

		161,772,835

	Health Care Providers & Services – 2.1%
566,103	Aetna, Inc.(b)	36,241,914
591,125	Express Scripts Holding Co.(b)(c)	36,519,703
265,044	HCA Holdings, Inc.(b)	11,330,631
728,195	UnitedHealth Group, Inc.(b)	52,146,044
149,076	Universal Health Services, Inc., Class B(b)	11,179,209
183,409	WellPoint, Inc.(b)	15,334,826

		162,752,327

	Hotels, Restaurants & Leisure – 2.0%
568,213	International Game Technology(b)	10,756,272
221,754	Las Vegas Sands Corp.(b)	14,728,901
953,601	McDonald’s Corp.(b)	91,745,952
306,876	Melco Crown Entertainment Ltd., Sponsored ADR(b)(c)	9,767,863
390,700	MGM Resorts International(b)(c)	7,985,908
56,179	Tim Hortons, Inc.(b)	3,258,382
221,449	Wendy’s Co. (The)	1,877,888
94,720	Wynn Resorts Ltd.(b)	14,966,707

		155,087,873

	Household Durables – 1.0%
517,086	Leggett & Platt, Inc.(b)	15,590,143
580,545	Newell Rubbermaid, Inc.(b)	15,964,988
462,035	Toll Brothers, Inc.(b)(c)	14,983,795
165,414	Tupperware Brands Corp.(b)	14,286,807
101,757	Whirlpool Corp.(b)	14,901,295

		75,727,028

	Household Products – 2.1%
556,580	Colgate-Palmolive Co.(b)	33,005,194
296,075	Kimberly-Clark Corp.(b)	27,896,186
1,386,403	Procter & Gamble Co. (The)(b)	104,798,203

		165,699,583

	Industrial Conglomerates – 2.3%
380,643	3M Co.(b)	45,452,581
5,612,749	General Electric Co.(b)	134,088,573

		179,541,154

	Insurance – 3.0%
55,655	Aegon NV, NY Registered Shares, Sponsored ADR	411,847
261,560	Aflac, Inc.(b)	16,214,104
541,612	Allstate Corp. (The)(b)	27,378,487
883,208	American International Group, Inc.(b)	42,950,405
169,698	Aon PLC(b)	12,632,319
295,389	Arthur J. Gallagher & Co.(b)	12,893,730
351,387	Fidelity National Financial, Inc., Class A(b)	9,346,894
425,066	Lincoln National Corp.(b)	17,848,521
586,525	Marsh & McLennan Cos., Inc.(b)	25,543,164

Shares	Description	Value (†)
Common Stocks – continued

	Insurance – continued
92,225	Mercury General Corp.(b)	$4,455,390
484,934	Old Republic International Corp.(b)	7,467,984
262,874	Principal Financial Group, Inc.(b)	11,256,265
271,791	Travelers Cos., Inc. (The)(b)	23,039,723
576,736	XL Group PLC(b)	17,775,003

		229,213,836

	Internet & Catalog Retail – 0.9%
231,151	Amazon.com, Inc.(b)(c)	72,267,049

	Internet Software & Services – 2.6%
207,722	Akamai Technologies, Inc.(b)(c)	10,739,227
61,952	Baidu, Inc., Sponsored ADR(b)(c)	9,613,711
744,140	eBay, Inc.(b)(c)	41,515,571
135,780	Google, Inc., Class A(b)(c)	118,931,060
44,400	LinkedIn Corp., Class A(b)(c)	10,925,064
236,066	VeriSign, Inc.(b)(c)	12,013,399

		203,738,032

	IT Services – 3.9%
654,461	Automatic Data Processing, Inc.(b)	47,369,887
159,578	Broadridge Financial Solutions, Inc.(b)	5,066,602
311,520	Cognizant Technology Solutions Corp., Class A(b)(c)	25,582,022
351,538	Fidelity National Information Services, Inc.(b)	16,325,425
551,274	International Business Machines Corp.(b)	102,084,919
824,256	Paychex, Inc.(b)	33,497,764
309,112	Visa, Inc., Class A(b)	59,071,303
759,391	Western Union Co.(b)	14,170,236

		303,168,158

	Leisure Equipment & Products – 0.4%
698,387	Mattel, Inc.(b)	29,234,480

	Machinery – 2.4%
371,269	Caterpillar, Inc.(b)	30,952,697
254,563	Cummins, Inc.(b)	33,823,786
253,380	Deere & Co.(b)	20,622,598
241,235	Parker Hannifin Corp.(b)	26,227,069
212,982	Pentair Ltd. (Registered)(b)	13,831,051
109,186	Snap-on, Inc.(b)	10,864,007
175,366	SPX Corp.(b)	14,842,978
265,495	Stanley Black & Decker, Inc.(b)	24,045,882
194,217	Timken Co. (The)(b)	11,730,707

		186,940,775

	Media – 3.4%
73,853	Liberty Global PLC, Class A(b)(c)	5,860,236
40,851	Liberty Global PLC, Series C(b)(c)	3,081,391
243,853	News Corp., Class B(b)(c)	4,006,505
369,130	Omnicom Group, Inc.(b)	23,417,607
2,399,600	Sirius XM Radio, Inc.(b)	9,286,452
359,151	Time Warner Cable, Inc.(b)	40,081,252
799,457	Time Warner, Inc.(b)	52,612,265
975,412	Twenty-First Century Fox, Inc., Class B(b)	32,578,761

Shares	Description	Value (†)
Common Stocks – continued

	Media – continued
1,450,395	Walt Disney Co. (The)(b)	$93,535,973

		264,460,442

	Metals & Mining – 1.1%
1,316,780	Alcoa, Inc.(b)	10,692,254
869,996	Freeport-McMoRan Copper & Gold, Inc.(b)	28,779,468
229,096	Gerdau S.A., Sponsored ADR	1,709,056
389,871	Nucor Corp.(b)	19,111,476
262,900	Silver Wheaton Corp.(b)	6,512,033
205,799	Southern Copper Corp.(b)	5,605,965
499,488	Steel Dynamics, Inc.(b)	8,346,444
117,586	Worthington Industries, Inc.(b)	4,048,486

		84,805,182

	Multi Utilities – 1.5%
637,824	Ameren Corp.(b)	22,221,788
588,930	CenterPoint Energy, Inc.(b)	14,116,652
632,703	Consolidated Edison, Inc.(b)	34,887,243
217,913	Integrys Energy Group, Inc.(b)	12,179,158
883,511	Public Service Enterprise Group, Inc.(b)	29,094,017

		112,498,858

	Multiline Retail – 0.9%
177,633	J.C. Penney Co., Inc.(c)	1,566,723
447,978	Macy’s, Inc.(b)	19,384,008
279,529	Nordstrom, Inc.(b)	15,709,530
58,617	Sears Holdings Corp.(b)(c)	3,495,918
427,338	Target Corp.(b)	27,341,085

		67,497,264

	Oil, Gas & Consumable Fuels – 7.8%
899,273	Chesapeake Energy Corp.(b)	23,273,185
1,172,926	Chevron Corp.(b)	142,510,509
48,894	CNOOC Ltd., Sponsored ADR(b)	9,866,809
1,160,276	ConocoPhillips(b)	80,650,785
491,423	CONSOL Energy, Inc.(b)	16,536,384
2,367,766	ExxonMobil Corp.(b)	203,722,587
84,867	HollyFrontier Corp.(b)	3,573,750
708,881	Occidental Petroleum Corp.(b)	66,308,729
514,037	Phillips 66(b)	29,721,619
627,526	Southwestern Energy Co.(b)(c)	22,829,396
124,543	Statoil ASA, Sponsored ADR(b)	2,824,635
80,048	Total S.A., Sponsored ADR(b)	4,636,380

		606,454,768

	Personal Products – 0.2%
539,677	Avon Products, Inc.(b)	11,117,346
83,600	Herbalife Ltd.(b)	5,832,772

		16,950,118

	Pharmaceuticals – 6.3%
1,169,288	AbbVie, Inc.(b)	52,302,252
1,080,611	Bristol-Myers Squibb Co.(b)	50,010,677
656,021	Eli Lilly & Co.(b)	33,017,537

Shares	Description	Value (†)
Common Stocks – continued

	Pharmaceuticals – continued
176,021	GlaxoSmithKline PLC, Sponsored ADR(b)	$8,830,973
1,537,846	Johnson & Johnson(b)	133,315,870
36,386	Mallinckrodt PLC(c)	1,604,259
1,914,148	Merck & Co., Inc.(b)	91,132,586
4,195,632	Pfizer, Inc.(b)	120,456,595

		490,670,749

	Professional Services – 0.1%
72,152	Dun & Bradstreet Corp.(b)	7,492,985

	REITs - Diversified – 0.5%
1,114,247	Duke Realty Corp.(b)	17,203,973
528,528	Liberty Property Trust(b)	18,815,597

		36,019,570

	REITs - Healthcare – 0.6%
122,701	Healthcare Realty Trust, Inc.(b)	2,835,620
480,157	Senior Housing Properties Trust(b)	11,206,864
510,185	Ventas, Inc.(b)	31,376,378

		45,418,862

	REITs - Mortgage – 0.7%
1,206,747	American Capital Agency Corp.(b)	27,236,280
1,846,275	Annaly Capital Management, Inc.(b)	21,379,865
248,413	Hatteras Financial Corp.(b)	4,647,807

		53,263,952

	REITs - Office Property – 0.1%
425,213	Mack-Cali Realty Corp.(b)	9,329,173

	Road & Rail – 0.6%
1,358,144	CSX Corp.(b)	34,958,627
499,500	Hertz Global Holdings, Inc.(b)(c)	11,068,920

		46,027,547

	Semiconductors & Semiconductor Equipment – 2.5%
726,190	Advanced Micro Devices, Inc.(b)(c)	2,759,522
337,629	Altera Corp.(b)	12,546,294
350,716	Analog Devices, Inc.(b)	16,501,188
1,189,578	Applied Materials, Inc.(b)	20,865,198
66,882	First Solar, Inc.(c)	2,689,325
2,913,430	Intel Corp.(b)	66,775,816
308,428	Linear Technology Corp.(b)	12,232,254
380,751	Microchip Technology, Inc.(b)	15,340,458
466,539	NVIDIA Corp.(b)	7,259,347
210,422	Skyworks Solutions, Inc.(b)(c)	5,226,882
410,124	Texas Instruments, Inc.(b)	16,515,694
303,462	Xilinx, Inc.(b)	14,220,229

		192,932,207

	Software – 3.7%
580,969	Activision Blizzard, Inc.(b)	9,684,753
464,134	Adobe Systems, Inc.(b)(c)	24,107,120
323,697	Autodesk, Inc.(b)(c)	13,326,605

Shares	Description	Value (†)
Common Stocks – continued

	Software – continued
4,344,330	Microsoft Corp.(b)	$144,709,632
174,900	Nuance Communications, Inc.(b)(c)	3,269,756
2,067,999	Oracle Corp.(b)	68,595,527
567,178	Symantec Corp.(b)	14,037,656
230,100	TIBCO Software, Inc.(b)(c)	5,888,259

		283,619,308

	Specialty Retail – 2.9%
128,074	Abercrombie & Fitch Co., Class A(b)	4,529,977
402,503	American Eagle Outfitters, Inc.(b)	5,631,017
3,569	AutoZone, Inc.(c)	1,508,723
230,924	Best Buy Co., Inc.(b)	8,659,650
218,515	Foot Locker, Inc.(b)	7,416,399
463,382	Gap, Inc. (The)(b)	18,665,027
978,294	Home Depot, Inc. (The)(b)	74,203,600
483,854	L Brands, Inc.(b)	29,563,480
959,322	Lowe’s Cos., Inc.(b)	45,673,321
208,195	Tiffany & Co.(b)	15,951,901
232,844	TJX Cos., Inc. (The)(b)	13,130,073

		224,933,168

	Thrifts & Mortgage Finance – 0.2%
929,316	New York Community Bancorp, Inc.(b)	14,041,965

	Tobacco – 1.8%
1,382,743	Altria Group, Inc.(b)	47,497,222
849,439	Philip Morris International, Inc.(b)	73,552,923
380,511	Reynolds American, Inc.(b)	18,561,327
167,522	Vector Group Ltd.	2,697,108

		142,308,580

	Trading Companies & Distributors – 0.1%
124,960	GATX Corp.(b)	5,938,099

	Total Common Stocks (Identified Cost $4,896,460,755)	7,701,368,767

Contracts
Purchased Options – 0.5%

	Index Options – 0.5%
5,769	On S&P 500® Index, Put expiring October 19, 2013 at 1550(d)	1,543,208
4,002	On S&P 500® Index, Put expiring October 19, 2013 at 1575(d)	1,500,750
7,066	On S&P 500® Index, Put expiring November 16, 2013 at 1500(d)	3,427,010
9,631	On S&P 500® Index, Put expiring November 16, 2013 at 1550(d)	7,849,265
7,634	On S&P 500® Index, Put expiring November 16, 2013 at 1575(d)	8,206,550
6,547	On S&P 500® Index, Put expiring December 21, 2013 at 1525(d)	8,281,955
4,758	On S&P 500® Index, Put expiring December 21, 2013 at 1550(d)	7,446,270

	Total Purchased Options (Identified Cost $45,139,498)	38,255,008

Principal Amount
Short-Term Investments – 0.8%
$64,653,796	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2013 at 0.000% to be repurchased at $64,653,796 on 10/01/2013 collateralized by $10,795,000 Federal Home Loan Bank, 0.120% due 3/28/2014 valued at $10,795,000; $10,765,000 U.S. Treasury Note, 1.250% due 4/15/2014 valued at $10,895,310; $44,150,000 U.S. Treasury Note, 0.250% due 4/30/2014 valued at $44,260,375 including accrued interest(e) (Identified Cost $64,653,796)	$64,653,796

	Total Investments – 100.9% (Identified Cost $5,006,254,049)(a)	7,804,277,571
	Other assets less liabilities – (0.9)%	(72,409,820)

	Net Assets – 100.0%	$7,731,867,751

Contracts
Written Options – (1.2%)

	Index Options – (1.2%)
5,562	On S&P 500® Index, Call expiring October 19, 2013 at 1650(d)	$(23,527,260)
5,047	On S&P 500® Index, Call expiring October 19, 2013 at 1675(d)	(12,466,090)
5,298	On S&P 500® Index, Call expiring October 19, 2013 at 1680(d)	(11,496,660)
8,588	On S&P 500® Index, Call expiring October 19, 2013 at 1700(d)	(10,005,020)
5,940	On S&P 500® Index, Call expiring October 19, 2013 at 1710(d)	(4,722,300)
4,125	On S&P 500® Index, Call expiring November 16, 2013 at 1675(d)	(14,808,750)
5,548	On S&P 500® Index, Call expiring November 16, 2013 at 1700(d)	(12,427,520)
5,299	On S&P 500® Index, Call expiring November 16, 2013 at 1725(d)	(6,544,265)

	Total Written Options (Premiums Received $161,273,311)	$(95,997,865)

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service, recommended by the investment adviser and approved by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Exchange-traded index options are valued at the average of the closing bid and asked quotations.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees. As of September 30, 2013, purchased options were fair valued at $38,255,008 and written options were fair valued at $95,997,865.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2013, the net unrealized appreciation on investments based on a cost of $5,006,254,049 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,881,940,501
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(83,916,979)

Net unrealized appreciation	$2,798,023,522

At December 31, 2012, the Fund had a short-term capital loss carryforward of $1,673,808,739 of which $75,883,641 expires on December 31, 2014, $1,005,056,628 expires on December 31, 2017, $393,591,402 expires on December 31, 2018 and $199,277,068 with no expiration date and a long-term capital loss carryforward of $88,308,430 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security has been pledged as collateral for outstanding call options.
(c)	Non-income producing security.

(d)	The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options.

When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$7,701,368,767	$—	$—	$7,701,368,767
Purchased Options*	—	38,255,008	—	38,255,008
Short-Term Investments	—	64,653,796	—	64,653,796

Total	$7,701,368,767	$102,908,804	$—	$7,804,277,571

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(95,997,865)	$—	$(95,997,865)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2013, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options and purchasing index put options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended September 30, 2013, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of September 30, 2013:

Asset	Investments at value[1]
Exchange traded/cleared asset derivatives
Equity contracts	$38,255,008

Liability	Options Written at value
Exchange traded/cleared liability derivatives
Equity contracts	$(95,997,865)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2013 (Unaudited)

Oil, Gas & Consumable Fuels	7.8%
Pharmaceuticals	6.3
Diversified Financial Services	5.4
IT Services	3.9
Software	3.7
Computers & Peripherals	3.6
Media	3.4
Insurance	3.0
Specialty Retail	2.9
Aerospace & Defense	2.7
Diversified Telecommunication Services	2.6
Internet Software & Services	2.6
Commercial Banks	2.6
Semiconductors & Semiconductor Equipment	2.5
Beverages	2.4
Machinery	2.4
Energy Equipment & Services	2.4
Industrial Conglomerates	2.3
Biotechnology	2.2
Chemicals	2.2
Household Products	2.1
Capital Markets	2.1
Health Care Providers & Services	2.1
Health Care Equipment & Supplies	2.1
Hotels, Restaurants & Leisure	2.0
Other Investments, less than 2% each	22.8
Short-Term Investments	0.8

Total Investments	100.9
Other assets less liabilities (including open written options)	(0.9)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2013

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 21, 2013